Lease - Additional Information (Detail) $ in Thousands	12 Months Ended
May 31, 2020 USD ($)
Lessee Disclosure [Abstract]
Operating lease cost	$ 392,168
Short-term lease cost	$ 9,028
weighted average remaining lease term	4 years 8 months 12 days
weighted average discount rate	4.20%
Lessee operating lease, lease not yet commenced contract value	$ 32,949